Debt - Debt Issuances and Retirements (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 17, 2018
Debt Instrument [Line Items]
Debt, principal	$ 8,916,000,000	$ 8,916,000,000	$ 8,916,000,000	$ 8,168,000,000
Gains (losses) on purchases or exchanges of debt			79,000,000	263,000,000	$ 235,000,000
Cash paid to purchase debt			1,073,000,000	2,813,000,000	2,592,000,000
Deferred charges	44,000,000	44,000,000	44,000,000	53,000,000
Gains (losses) on debt restructuring			75,000,000	$ 263,000,000	$ 233,000,000
Chesapeake senior notes
Debt Instrument [Line Items]
Gains (losses) on purchases or exchanges of debt		64,000,000
6.625% Senior Notes Due 2020, 4.875% Senior Notes Due 2022, and 5.75% Senior Notes Due 2023
Debt Instrument [Line Items]
Debt, principal	101,000,000	101,000,000	101,000,000
BVL Revolving Credit Facility
Debt Instrument [Line Items]
Gains (losses) on purchases or exchanges of debt			4,000,000
Existing Notes
Debt Instrument [Line Items]
Notes			3,152,000,000
Second Lien Notes
Debt Instrument [Line Items]
Notes			2,210,000,000
11.5% Senior Secured Second Lien Notes Due 2025
Debt Instrument [Line Items]
Debt, principal	$ 120,000,000	$ 120,000,000	$ 120,000,000
Debt, percent of par	89.75%
Interest rate, stated percentage	11.50%	11.50%	11.50%
Senior notes
Debt Instrument [Line Items]
Percentage of principal amount redeemed			100.00%	100.00%
Redemption price percentage			35.00%	35.00%
Repayments of senior debt		$ 380,000,000
Senior notes | 7.00% senior notes due 2024 and 7.50% senior notes due 2026
Debt Instrument [Line Items]
Proceeds from debt, net				$ 1,236,000,000
Senior notes | 7.00% senior notes due 2024
Debt Instrument [Line Items]
Debt, principal	$ 624,000,000	$ 624,000,000	$ 624,000,000	$ 850,000,000
Interest rate, stated percentage	7.00%	7.00%	7.00%	7.00%
Notes			$ 226,000,000
Senior notes | 7.5% senior notes due 2026
Debt Instrument [Line Items]
Debt, principal	$ 119,000,000	$ 119,000,000	$ 119,000,000	$ 400,000,000
Interest rate, stated percentage	7.50%	7.50%	7.50%	7.50%
Notes			$ 281,000,000
Senior notes | 8.00% senior secured second lien notes due 2022
Debt Instrument [Line Items]
Debt, principal				$ 1,416,000,000
Interest rate, stated percentage	8.00%	8.00%	8.00%
Debt repurchased amount	$ 1,477,000,000	$ 1,477,000,000	$ 1,477,000,000
Premium						$ 60,000,000
Gains (losses) on repurchases of debt						331,000,000
Gains (losses) on debt restructuring						$ 391,000,000
Senior notes | 7.25% senior notes due 2018
Debt Instrument [Line Items]
Interest rate, stated percentage	7.25%	7.25%	7.25%
Debt repurchased amount	$ 44,000,000	$ 44,000,000	$ 44,000,000
Senior notes | Chesapeake senior notes
Debt Instrument [Line Items]
Revolving credit facility	507,000,000	$ 507,000,000	507,000,000
Conversation of common stock shares outstanding (in shares)		235,563,519
Senior notes | 8.00% senior notes due 2026
Debt Instrument [Line Items]
Debt, principal	$ 46,000,000	$ 46,000,000	$ 46,000,000	0
Interest rate, stated percentage	8.00%	8.00%	8.00%
Notes			$ 873,000,000
Revolving credit facility	$ 919,000,000	$ 919,000,000	919,000,000
Senior notes | 6.625% senior notes due 2020
Debt Instrument [Line Items]
Debt, principal	$ 208,000,000	$ 208,000,000	$ 208,000,000	437,000,000
Interest rate, stated percentage	6.625%	6.625%	6.625%
Notes			$ 229,000,000
Senior notes | 4.875% senior notes due 202
Debt Instrument [Line Items]
Debt, principal	$ 338,000,000	$ 338,000,000	$ 338,000,000	451,000,000
Interest rate, stated percentage	4.875%	4.875%	4.875%
Senior notes | 5.75% senior notes due 2023
Debt Instrument [Line Items]
Debt, principal	$ 209,000,000	$ 209,000,000	$ 209,000,000	338,000,000
Interest rate, stated percentage	5.75%	5.75%	5.75%
Convertible debt | 2.25% contingent convertible senior notes due 2038
Debt Instrument [Line Items]
Debt, principal	$ 0	$ 0	$ 0	1,000,000
Interest rate, stated percentage	2.25%	2.25%	2.25%
Debt repurchased amount							$ 8,000,000
Convertible debt | Chesapeake senior notes
Debt Instrument [Line Items]
Revolving credit facility	$ 186,000,000	$ 186,000,000	$ 186,000,000
Conversation of common stock shares outstanding (in shares)		73,389,094
Term loan
Debt Instrument [Line Items]
Debt term	4 years 6 months
Debt, principal	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	0
Proceeds from debt, net	$ 1,455,000,000
Debt repurchased amount				1,233,000,000
Cash paid to purchase debt				1,285,000,000
Premium				52,000,000
Gains (losses) on repurchases of debt				(65,000,000)
Deferred charges				$ 13,000,000
Term loan | London interbank offered rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	8.00%
Term loan | LIBOR Floor
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Term loan | Alternative base rate (ABR)
Debt Instrument [Line Items]
Basis spread on variable rate	7.00%
Debt, percent of par	98.00%
Debt, premium of par	5.00%	5.00%	5.00%
Debt, premium of par	2.50%	2.50%	2.50%
Debt Instrument, Covenant, Principal Balance	$ 125,000,000	$ 125,000,000	$ 125,000,000
Term loan | Alternative Base Rate (ABR) Floor
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%